Leases - Narrative (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2022 USD ($) lease	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Operating Leased Assets [Line Items]
Operating right of use assets | $	$ 17,740	$ 12,827	$ 155
Weighted-average remaining lease term (in years)	5 years 7 months 6 days	4 years 2 months 12 days
Average discount rate (as a percent)	4.90%	5.20%
Automobile lease term	5 years
Number of finance leases acquired	2
Number of operating leases acquired	2
Asia
Operating Leased Assets [Line Items]
Term of contract	2 years
Service Center
Operating Leased Assets [Line Items]
Estimated useful life	6 years
Office Facility
Operating Leased Assets [Line Items]
Estimated useful life	2 years
Term of contract	2 years
Warehouse And Office Facility
Operating Leased Assets [Line Items]
Term of contract	10 years